TEMPORARY EQUITY	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
TEMPORARY EQUITY
NOTE 8:-	TEMPORARY EQUITY

Convertible Preferred Shares:

Convertible preferred shares consisted of the following:

	Convertible Preferred Shares - Series A
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
As of December 31, 2019	18,300,000	2,954,267	$6,621	$15,250

The preferred shares conferred upon their holders all rights accruing to holders of ordinary shares in the Company, and, in addition, the rights, preferences and privileges granted to the preferred shares as follows.

On September 3, 2020, upon consummation of the IPO, all of the Company’s outstanding convertible preferred shares were converted into 2,954,267 ordinary shares.